Schedule - Schedule III - Real Estate and Accumulated Depreciation - Summary of Real Estate Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Acquisition Costs
Land	$ 4,143,513
Building and Improvements	7,260,422
Costs Capitalized Subsequent to Acquisition
Land	0
Building and Improvements	72,402
Gross Amount at Which Carried at Close of Period
Land	4,143,513
Building and Improvements	7,324,657
Total	11,468,170	$ 9,965,185
Accumulated Depreciation	(2,388,492)	$ (2,171,546)
Aggregate cost, tax basis	7,343,872
New York-New York
Acquisition Costs
Land	149,984
Building and Improvements	484,001
Costs Capitalized Subsequent to Acquisition
Land	0
Building and Improvements	0
Gross Amount at Which Carried at Close of Period
Land	149,984
Building and Improvements	483,870
Total	633,854
Accumulated Depreciation	(268,583)
The Mirage
Acquisition Costs
Land	1,017,562
Building and Improvements	760,222
Costs Capitalized Subsequent to Acquisition
Land	0
Building and Improvements	0
Gross Amount at Which Carried at Close of Period
Land	1,017,562
Building and Improvements	758,907
Total	1,776,469
Accumulated Depreciation	(440,325)
Mandalay Bay
Acquisition Costs
Land	1,199,785
Building and Improvements	1,882,381
Costs Capitalized Subsequent to Acquisition
Land	0
Building and Improvements	0
Gross Amount at Which Carried at Close of Period
Land	1,199,785
Building and Improvements	1,880,192
Total	3,079,977
Accumulated Depreciation	(630,436)
Luxor
Acquisition Costs
Land	440,685
Building and Improvements	710,796
Costs Capitalized Subsequent to Acquisition
Land	0
Building and Improvements	0
Gross Amount at Which Carried at Close of Period
Land	440,685
Building and Improvements	710,582
Total	1,151,267
Accumulated Depreciation	(304,469)
Excalibur
Acquisition Costs
Land	814,805
Building and Improvements	342,685
Costs Capitalized Subsequent to Acquisition
Land	0
Building and Improvements	36,900
Gross Amount at Which Carried at Close of Period
Land	814,805
Building and Improvements	378,105
Total	1,192,910
Accumulated Depreciation	(119,009)
Monte Carlo
Acquisition Costs
Land	291,035
Building and Improvements	376,625
Costs Capitalized Subsequent to Acquisition
Land	0
Building and Improvements	35,502
Gross Amount at Which Carried at Close of Period
Land	291,035
Building and Improvements	411,210
Total	702,245
Accumulated Depreciation	(158,623)
Beau Rivage
Acquisition Costs
Land	104,945
Building and Improvements	561,457
Costs Capitalized Subsequent to Acquisition
Land	0
Building and Improvements	0
Gross Amount at Which Carried at Close of Period
Land	104,945
Building and Improvements	561,006
Total	665,951
Accumulated Depreciation	(224,945)
MGM Grand Detroit
Acquisition Costs
Land	52,509
Building and Improvements	597,324
Costs Capitalized Subsequent to Acquisition
Land	0
Building and Improvements	0
Gross Amount at Which Carried at Close of Period
Land	52,509
Building and Improvements	597,324
Total	649,833
Accumulated Depreciation	(146,301)
Gold Strike Tunica
Acquisition Costs
Land	3,609
Building and Improvements	179,146
Costs Capitalized Subsequent to Acquisition
Land	0
Building and Improvements	0
Gross Amount at Which Carried at Close of Period
Land	3,609
Building and Improvements	178,887
Total	182,496
Accumulated Depreciation	(78,656)
Borgata
Acquisition Costs
Land	35,568
Building and Improvements	1,264,432
Costs Capitalized Subsequent to Acquisition
Land	0
Building and Improvements	0
Gross Amount at Which Carried at Close of Period
Land	35,568
Building and Improvements	1,263,221
Total	1,298,789
Accumulated Depreciation	(16,210)
The Park
Acquisition Costs
Land	33,026
Building and Improvements	101,353
Costs Capitalized Subsequent to Acquisition
Land	0
Building and Improvements	0
Gross Amount at Which Carried at Close of Period
Land	33,026
Building and Improvements	101,353
Total	134,379
Accumulated Depreciation	$ (935)